SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of the options

	Average risk-	Weighted average
	free	expected option		Dividend
	rate of return	life	Volatility rate	yield
Granted in 2019	1.60-1.82%	3.2 years	47.61-57.16%	0%
Granted in 2020	0.09-0.1%	1 year	104.01-119.20%	0%
Granted in 2021	0.33-0.97%	3 year	131.84-132.91%	0%

Schedule of the option activity

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Prices	Contractual Life	Value
Options
Outstanding on January 1, 2018	6,165,000	0.71	1.64	—
Granted	830,000	0.26	3.50	—
Exercised	—	—	—	—
Forfeited	(1,535,000)	0.74	—	—
Outstanding on December 31, 2018	5,460,000	0.36	1.96	—
Granted	5,300,000	0.15	2.91	—
Exercised	—	—	—	—
Forfeited	(2,185,000)	0.43	—	—
Outstanding on December 31, 2019	8,575,000	0.21	0.14	—
Granted	700,000	0.30	0.97	—
Exercised	(1,945,980)	0.25	—	—
Forfeited	(25,000)	0.47	—	—
Outstanding on December 31, 2020	7,304,020	0.21	1.49
Granted	8,740,000	0.64	1.88
Exercised	(120,680)	0.26
Forfeited	(280,000)	1.00
Outstanding on December 31, 2021	15,643,340	0.43	1.32	2,535,646
Vested or expected to vest at December 31, 2021	15,643,340	0.43	1.31	2,535,646
Exercisable at December 31, 2021	5,250,001	0.23	0.57	2,011,353